Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting - Schedule of Segment Reporting Information by Segment

Unaudited 6 months ended June 30,	2024			2023
	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	3,872	956	4,828	10,156	4,595	14,751
Intersegment revenues	-	1,084	1,084	-	231	231
Interest revenue	204	50	254	38	17	55
Interest expense	290	71	361	36	16	52
Depreciation and amortization	241	60	301	190	86	275
Segment income /(loss) before income taxes	(4,180)	(5,222)	(9,402)	718	(1,262)	(544)
Profit / (loss) from intersegment sales	-	52	52	-	11	11
Income tax recovery / (expense)	(1,046)	(258)	(1,304)	-	(320)	(320)
Segment assets	12,732	23,938	36,670	13,279	7,864	24,148

Segment Reporting - Schedule of Reconciliation of Revenue
Unaudited 6 months ended June 30,	2024	2023
	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	5,912	14,982
Elimination of intersegment revenue	(1,084)	(231)
Total consolidated revenue	4,828	14,751

Loss reconciliation
Total loss from reportable segments	(9,402)	(544)
Elimination of intersegment profits	(52)	(11)
Loss before income taxes	(9,454)	(555)

Segment Reporting - Schedule of Reconciliation of Assets
As at June 30,	2024	2023
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	36,670	24,148
Elimination of intersegment receivables	(4,436)	(71)
Consolidated total assets	32,234	24,077

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2024	2023
North America	3,058	8,374
Europe, Middle East & Africa	880	4,421
Asia Pacific	890	1,956
Total net sales	4,828	14,751

Property, plant and equipment, net of depreciation, by region	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Europe, Middle East & Africa	3,013	3,230
Total Property, plant and equipment, net of depreciation	3,013	3,230